Right-of-use assets	12 Months Ended
Dec. 31, 2020
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

	Properties	Equipment	Total
Year ended December 31, 2019
Opening net book amount	—	—	—
Adoption of IFRS16 as at January 1, 2019	483,350	61,160	544,510
Additions	308,987	13,541	322,528
Depreciation charge	(296,656)	(27,487)	(324,143)
Exchange differences	445	—	445
Closing net book amount	496,126	47,214	543,340

	Properties	Equipment	Total
At December 31, 2019
Cost	792,337	74,701	867,038
Accumulated depreciation	(296,211)	(27,487)	(323,698)
Net book value	496,126	47,214	543,340

	Properties	Equipment	Total
Year ended December 31, 2020
Opening net book amount	496,126	47,214	543,340
Additions	27,612	—	27,612
Depreciation charge	(333,714)	(25,760)	(359,474)
Effect of modification to lease terms	434,150	—	434,150
Disposals	(72,504)	—	(72,504)
Exchange differences	(7,780)	—	(7,780)
Closing net book amount	543,890	21,454	565,344

At December 31, 2020
Cost	1,111,338	71,168	1,182,506
Accumulated depreciation	(567,448)	(49,714)	(617,162)
Net book value	543,890	21,454	565,344

For the year ended December 31, 2020, the Group recorded a depreciation charge of CHF 291,107 (2019: CHF 259,940) as part of research and development expenses and CHF 68,367 (2019: CHF  64,203) as part of general and administration expenses. For the same period, the cash out flows for leases amounted to CHF 367,412 and CHF 316,348 respectively.

The maturity analysis of lease liabilities is presented under note 3.2.